Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 18, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Invesco Treasury Portfolio - Cash Management Class | Cash Management Class
Prospectus [Line Items]
Average Annual Return, Percent			5.08%	2.35%	1.62%
Performance Inception Date		Aug. 18, 1993
Invesco Government & Agency Portfolio - Cash Management Class | Cash Management Class
Prospectus [Line Items]
Average Annual Return, Percent			5.11%	2.37%	1.65%
Performance Inception Date		Sep. 01, 1998
Invesco Treasury Obligations Portfolio - Cash Management Class | Cash Management Class
Prospectus [Line Items]
Average Annual Return, Percent			5.04%	2.32%	1.60%
Performance Inception Date		Dec. 30, 1999
Invesco Treasury Portfolio - CAVU Securities Class | CAVU Securities Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.16%	2.41%	1.68%
Performance Inception Date	[1]	Dec. 18, 2020
Invesco Government & Agency Portfolio - CAVU Securities Class | CAVU Securities Class
Prospectus [Line Items]
Average Annual Return, Percent	[2]		5.19%	2.43%	1.71%
Performance Inception Date	[2]	Dec. 18, 2020
Invesco Treasury Portfolio - Corporate Class | Corporate Class
Prospectus [Line Items]
Average Annual Return, Percent			5.13%	2.39%	1.66%
Performance Inception Date		Aug. 01, 2005
Invesco Government & Agency Portfolio - Corporate Class | Corporate Class
Prospectus [Line Items]
Average Annual Return, Percent			5.16%	2.41%	1.68%
Performance Inception Date		Jun. 30, 2005
Invesco Treasury Obligations Portfolio - Corporate Class | Corporate Class
Prospectus [Line Items]
Average Annual Return, Percent			5.09%	2.35%	1.64%
Performance Inception Date		Feb. 23, 2006
Invesco Treasury Portfolio - Institutional Class | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			5.16%	2.41%	1.68%
Performance Inception Date		Apr. 12, 1984
Invesco Government & Agency Portfolio - Institutional Class | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			5.19%	2.43%	1.71%
Performance Inception Date		Sep. 01, 1998
Invesco Treasury Obligations Portfolio - Institutional Class | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			5.13%	2.37%	1.66%
Performance Inception Date		Aug. 17, 1990
Invesco Treasury Portfolio - Personal Investment Class | Personal Investment Class
Prospectus [Line Items]
Average Annual Return, Percent			4.59%	2.07%	1.34%
Performance Inception Date		Aug. 08, 1991
Invesco Government & Agency Portfolio - Personal Investment Class | Personal Investment Class
Prospectus [Line Items]
Average Annual Return, Percent			4.62%	2.09%	1.36%
Performance Inception Date		Jan. 31, 2000
Invesco Treasury Obligations Portfolio - Personal Investment Class | Personal Investment Class
Prospectus [Line Items]
Average Annual Return, Percent			4.56%	2.03%	1.34%
Performance Inception Date		May 31, 2001
Invesco Government & Agency Portfolio - Premier Class | Premier Class
Prospectus [Line Items]
Average Annual Return, Percent	[3]		5.19%	2.43%	1.71%
Performance Inception Date	[3]	Jun. 07, 2024
Invesco Treasury Portfolio - Private Investment Class | Private Investment Class
Prospectus [Line Items]
Average Annual Return, Percent			4.85%	2.22%	1.48%
Performance Inception Date		Nov. 22, 1991
Invesco Government & Agency Portfolio - Private Investment Class | Private Investment Class
Prospectus [Line Items]
Average Annual Return, Percent			4.88%	2.23%	1.50%
Performance Inception Date		Sep. 01, 1998
Invesco Treasury Obligations Portfolio - Private Investment Class | Private Investment Class
Prospectus [Line Items]
Average Annual Return, Percent			4.86%	2.21%	1.50%
Performance Inception Date		Dec. 21, 1994
Invesco Treasury Portfolio - Reserve Class | Reserve Class
Prospectus [Line Items]
Average Annual Return, Percent			4.26%	1.89%	1.19%
Performance Inception Date		Jan. 04, 1999
Invesco Government & Agency Portfolio - Reserve Class | Reserve Class
Prospectus [Line Items]
Average Annual Return, Percent			4.28%	1.91%	1.21%
Performance Inception Date		Jan. 26, 2000
Invesco Treasury Obligations Portfolio - Reserve Class | Reserve Class
Prospectus [Line Items]
Average Annual Return, Percent			4.22%	1.85%	1.18%
Performance Inception Date		Jun. 23, 2003
Invesco Treasury Portfolio - Resource Class | Resource Class
Prospectus [Line Items]
Average Annual Return, Percent			5.00%	2.30%	1.57%
Performance Inception Date		Mar. 06, 1996
Invesco Government & Agency Portfolio - Resource Class | Resource Class
Prospectus [Line Items]
Average Annual Return, Percent			5.02%	2.32%	1.59%
Performance Inception Date		Sep. 01, 1998
Invesco Treasury Obligations Portfolio - Resource Class | Resource Class
Prospectus [Line Items]
Average Annual Return, Percent			4.96%	2.27%	1.55%
Performance Inception Date		Dec. 30, 1999

[1]	Performance shown prior to the inception date is that of the Fund’s Institutional Class shares. The inception date of the Fund’s Institutional Class shares is April 12, 1984. Although invested in the same portfolio of securities, CAVU Securities Class shares' returns of the Fund will be different from Institutional Class returns of the Fund as they have different expenses.
[2]	Performance shown prior to the inception date is that of the Fund’s Institutional Class shares. The inception date of the Fund’s Institutional Class shares is September 1, 1998. Although invested in the same portfolio of securities, CAVU Securities Class shares' returns of the Fund will be different from Institutional Class returns of the Fund as they have different expenses.
[3]	Premier Class shares’ performance shown prior to the inception date is that of the Fund’s Institutional Class shares. Institutional Class shares’ performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund’s Institutional Class shares is September 1, 1998.